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February 1, 2006





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD SPECIALIZED FUNDS
     FILE NO.  2-88116
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Commissioners:


Enclosed is the 57th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Specialized Funds (the "Trust"). The purpose of this amendment is to (1) add a new series to the Trust that will be known as Vanguard Dividend Appreciation Index Fund; (2) to disclose changes to Vanguard Precious Metals and Mining Fund's investment advisory arrangement with M&G Investment Management Limited; (3) to include information concerning policies to limit frequent trading and market timing; and (4) to effect a number of non-material editorial changes.Note that the cover of the Vanguard Dividend Appreciation Index Fund's prospectus will include the pre-effective language required by Rule 481(b)(2)

Pursuant to the requirements of Rule 485(a)(2), it is hereby requested that this Amendment be declared effective on April 15, 2006. Prior to April 15, 2006, Vanguard will submit a Rule 485(b) filing that responds to SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on April 15, 2006.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,


 /s/ Christopher A. Wightman

Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esquire
  U.S. Securities and Exchange Commission